PROVISIONS - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions
Cargo claim provisions	$ 6.5	$ 18.3	$ 18.3
Warranty provisions	0.3
Balance, provisions	6.8	$ 18.3	$ 18.3
Legal proceedings provision
Disclosure of other provisions
Cargo claim provisions	6.5
Provisions reversed	$ 6.3